SHAREHOLDERS' EQUITY (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended		1 Months Ended			1 Months Ended
	Dec. 31, 2014 USD ($)	Aug. 18, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jul. 29, 2013 USD ($)	Sep. 30, 2010	Dec. 31, 2014 PRC Domestic Entities and the PRC Domestic Entities' subsidiaries [Member]	Dec. 31, 2014 Foreign Investment Enterprises [Member]	Sep. 30, 2010 Common Class A [Member] HKD vote	Dec. 31, 2014 Common Class A [Member] HKD	Dec. 31, 2013 Common Class A [Member] HKD	Sep. 30, 2010 Common Class B [Member] HKD vote	Dec. 31, 2014 Common Class B [Member] HKD	Dec. 31, 2013 Common Class B [Member] HKD
Shareholders Equity [Line Items]
Ordinary shares converted								50,767,426			25,298,329
Shares Authorized					600,000,000
Ordinary shares, par value								1	1.00	1.00	1	1.00	1.00
Ordinary shares, voting rights								1			10
Ordinary shares, convertible per number of Class A ordinary shares											1
Declaration of dividends		$ 82,380		$ 81,046
Description of Regulatory Assistance
A foreign invested enterprise is required to allocate at least 10% of its annual after-tax profit to the general reserve until such reserve has reached 50% of its respective registered capital based on the enterprise's PRC statutory accounts.

Description of Other Additional Regulatory Limitations
Additionally, in accordance with the Company Law of the PRC, a domestic enterprise is required to provide a statutory common reserve of at least 10% of its annual after-tax profit until such reserve has reached 50% of its respective registered capital based on the enterprise's PRC statutory accounts.

Regulatory Restrictions on Payment of Dividends
As a result of these PRC laws and regulations that require annual appropriations of 10% of after-tax income to be set aside prior to payment of dividends as general reserve fund, the Company's PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company.

Restricted net assets	$ 922,793		$ 627,367